Related Party Transactions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended	1 Months Ended	11 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Jan. 31, 2011 Successor	Dec. 31, 2011 Successor	Dec. 31, 2012 Successor	Dec. 31, 2010 Successor	Jan. 31, 2011 Maximum Successor	Mar. 31, 2013 Parent	Mar. 31, 2012 Parent	Dec. 31, 2012 Parent
Defined Benefit Plan Disclosure [Line Items]
Payments Made for Purchasing Transition Services	$ 1		$ 7
Percentage of holding									44.40%
Receivables from related party	1
Percentage of holding	50.00%										50.00%
Payments made for administrative services and product research and development activities				44	316	173	109			83
Reimbursement of payments made for administrative services and product research and development activities		$ 7			$ 8	$ 9	$ 2	$ 1